SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION - SARS Exercise Price Range (Details)	Dec. 31, 2017 CAD shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)	574,500
Exercised/Cancelled (in shares)	(446,000)
$6.40-12.87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)	407,000
Exercised/Cancelled (in shares)	(301,500)
Outstanding (in shares)	105,500
Exercisable (in shares)	0
$13.35-16.57
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)	60,000
Exercised/Cancelled (in shares)	(60,000)
Outstanding (in shares)	0
Exercisable (in shares)	0
$18.00-23.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)	107,500
Exercised/Cancelled (in shares)	(84,500)
Outstanding (in shares)	20,000
Exercisable (in shares)	0
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	125,500	154,000	43,000
Exercisable (in shares)	0	12,000
SARs | $6.40-12.87 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant price range (CAD/share) | CAD	CAD 6.40
SARs | $6.40-12.87 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant price range (CAD/share) | CAD	12.87
SARs | $13.35-16.57 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant price range (CAD/share) | CAD	13.35
SARs | $13.35-16.57 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant price range (CAD/share) | CAD	16.57
SARs | $18.00-23.31 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant price range (CAD/share) | CAD	18.00
SARs | $18.00-23.31 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant price range (CAD/share) | CAD	CAD 23.31